ASSET ACQUISITION (Tables)	3 Months Ended
Nov. 30, 2021
ASSET ACQUISITION
Schedule of fair value of assets and liabilities
Mioxal®	$81,249,827
Other intangible assets	178,000

Less liabilities assumed:
Mioxal® liability assumed	39,500,000
Other liabilities assumed	423,000
Convertible note payable to the Company	500,000

Net fair value acquired in asset acquisition	$41,004,827